OPERATIONS - Constitution of Digital Education Joint Venture (Details)	Apr. 08, 2022 BRL (R$)
nima Educao
Disclosure of joint ventures
Percentage of ownership interest in joint venture	50.00%
VivaE Educao Digital S.A.
Disclosure of joint ventures
Percentage of ownership interest in joint venture	50.00%
Capital contribution in joint venture	R$ 13,117
VivaE Educao Digital S.A. | nima Educao
Disclosure of joint ventures
Capital contribution in joint venture	R$ 26,234